Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in goodwill
The following table reflects the changes in goodwill for the years ended December 31, 2021 and 2020:

(in thousands)
Balance as of December 31, 2019	$836,643
Foreign currency translation	37,440
Balance as of December 31, 2020	874,083
Foreign currency translation	(33,160)
Balance as of December 31, 2021	$840,923

Intangible assets
Intangible assets consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net

	(in thousands)
Developed product technologies	$35,210	$(33,542)	$1,668	$127,057	$(119,392)	$7,665
Customer relationships	95,010	(88,612)	6,398	131,045	(111,336)	19,709
Trademarks	1,136	(1,136)	—	1,162	(1,162)	—
Total intangible assets, net	$131,356	$(123,290)	$8,066	$259,264	$(231,890)	$27,374

Intangible asset amortization expense	Intangible asset amortization expense was as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Intangible asset amortization expense	$19,065	$48,105	$47,289

Estimated intangible asset amortization expense	As of December 31, 2021, we estimate aggregate intangible asset amortization expense to be as follows:

Estimated Amortization
(in thousands)
2022	$7,512
2023	554
Total amortization expense	$8,066